Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of earnings per share

	2019	2018	2017
Income attributable to equity holders of the Group	9,099	7,125	63,491
Weighted average number of shares (thousands)	160,022	158,848	148,118
Basic income per share of the year	0.06	0.04	0.43